FAIR VALUE MEASUREMENTS (Measured on Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 9,599	$ 9,440	$ 9,325
Inventory Supply Arrangement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		6,058
Derivative, Collateral, Obligation to Return Cash		0
Derivative Asset		6,058
Inventory Supply Arrangement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0
Inventory Supply Arrangement Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		6,058
Inventory Supply Arrangement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0
Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	14,002	4,491	52,482
Derivative, Collateral, Right to Reclaim Cash	(14,002)	(983)	(52,482)
Derivative Liability	0	3,508	0
Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	9,720	859	49,960
Derivative Liability		859
Commodity contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	4,282	3,548	2,522
Derivative Liability		3,548
Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	84	0
Derivative Liability		84
Catalyst Lease Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Collateral, Right to Reclaim Cash	0	0	0
Obligations, Fair Value Disclosure	47,454	45,969	31,802
Catalyst Lease Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations, Fair Value Disclosure	0	0	0
Catalyst Lease Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations, Fair Value Disclosure	47,454	45,969	31,802
Catalyst Lease Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations, Fair Value Disclosure	0	0	0
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	14,284	342,837	631,280
Money market funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	14,284	342,837	631,280
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0	0
Money market funds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0	0
Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	33,332	983	98,609
Derivative, Collateral, Obligation to Return Cash	(14,002)	(983)	(52,482)
Derivative Asset	19,330	0	46,127
Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	32,291	948	63,810
Derivative Asset		948
Commodity contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1,041	35	31,256
Derivative Asset		35
Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0	3,543
Derivative Asset		0
Inventory Intermediation Agreement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	9,165	6,058	35,511
Derivative, Collateral, Obligation to Return Cash	0	0	0
Derivative Asset	9,165	6,058	35,511
Inventory Intermediation Agreement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0		0
Derivative Asset		0
Inventory Intermediation Agreement Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	9,165		35,511
Derivative Asset		6,058
Inventory Intermediation Agreement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 0		$ 0
Derivative Asset		$ 0